January 3, 2001


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549

Attn:	Office of Filings, Information and Consumer Services

Re:	Smith Barney Aggressive Growth Fund. (the "Fund")
	Post-Effective Amendment No. 24
	File Nos. 2-84199 and 811-3762

Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the statement of additional information and the prospectus of the Fund do not differ from those contained in the Post-
Effective Amendment No. 24 filed on December 27, 2000.


Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/ Robert Nelson
Robert Nelson
Assistant Secretary